Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Exceptional Items [line items]
COVID-19 costs	[1]			$ (18)
Restructuring	[1]	$ (156)	$ (142)	(110)
Business and asset disposal (including impairment losses)	[1]	183	(385)	(71)
Claims and legal costs	[1]		(85)
AB InBev Efes related costs	[1]	(2)	(12)	(51)
Acquisition costs business combinations	[1]			(1)
Impact on profit from operations	[1]	25	(624)	(251)
Exceptional net finance income/(expense)	[1]	(995)	(69)	829
Exceptional share of results of associates	[1]	104	(35)	(1,143)
Exceptional taxes	[1]	(205)	84	399
Exceptional non-controlling interest	[1]	9	30	13
Net impact on profit	[1]	$ (1,062)	$ (614)	$ (153)

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was amended to conform to the 2023 and 2024 presentation.